COMMITMENT AND CONTINGENCIES	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 12 – COMMITMENT AND CONTINGENCIES

Purchase commitments

As of May 31, 2024 and November 30, 2023, the amount of contractual commitments for the acquisition of real estate properties was $520,861,286 and $527,812,592, respectively.

Guarantees

As of May 31, 2024 and November 30, 2023, the Company provided guarantees on the debt of a customer totaling approximately $7.87 million and $8.45 million, respectively. As of May 31, 2024 and November 30, 2023, the Company did not record a liability in the unaudited consolidated balance sheets for these guarantees because it was not probable that the Company would be required to make payments under these guarantees.

Contingencies

The Company is involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s unaudited financial statements.

NOTE 12 – COMMITMENT AND CONTINGENCIES

Purchase commitments

As of November 30, 2023 and 2022, the amount of contractual commitments for the acquisition of real estate properties was $527,812,592 and $319,010,599, respectively.

Guarantees

As of November 30, 2023 and 2022, the Company provided guarantees on the debt of a customer totaling approximately $8.45 million and $6.75 million, respectively. As of November 30, 2023 and 2022, the Company did not record a liability in the consolidated balance sheets for these guarantees because it was not probable that the Company would be required to make payments under these guarantees.

Contingencies

The Company is involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial statements.